UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

✔	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period April 1, 2013 to June 30, 2013
Date of Report (Date of earliest event reported): October 11, 2013
Commission File Number of securitizer: Not Applicable
Central Index Key Number of securitizer: 0001589026

Palisades Mortgage Acquisition Company, LLC

Jack L. MacDowell, Jr.

Telephone (203) 883-8920

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)[ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)[✔]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Palisades Mortgage Acquisition Company, LLC (the “Securitizer”) hereby makes its quarterly filing to disclose the information that it is required to report under Rule 15Ga-1(c)(2). The period to which this report relates (the “Reporting Period”) is the 3-month period ending on June 30, 20131.

Pursuant to Rule 15Ga-1(c)(2)(i), the Securitizer has indicated by check mark that there is no activity to report for the Reporting Period.

1 Securitizer is providing repurchase demand activity after the filing deadline for the Reporting Period.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Palisades Mortgage Acquisition Company, LLC

(Securitizer)

By: /s/ Jack L. Macdowell, Jr.

Name: Jack L. Macdowell, Jr.

Title: Authorized Signatory

Date: October 9, 2013

2